Basic and diluted net income per share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Summary of Basic Income Per Share and Diluted Income Per Share
Basic income per share and diluted income per share for the years ended December 31, 2018, 2019 and 2020 are as follows:

	Year ended December 31, 2018	Year ended December 31, 2019	Year ended December 31, 2020
Numerator:
Net income	27,412,441	47,236,997	33,585,084

Net income attributable to ordinary shareholders - basic and diluted	27,412,441	47,236,997	33,585,084

Denominator:
Denominator for basic and diluted income per share - weighted-average ordinary shares outstanding (Note 1 2 )
Basic and diluted	50,000,000	50,000,000	54,166,750
Basic and diluted income per share	0.55	0.94	0.62